Note 17 - Restricted Cash - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 23,561,807	$ 30,229,530
Restricted cash - current assets	2,174,806	2,055,473
Restricted cash - non-current assets	2,318,507	4,907,904
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance	$ 28,055,120	$ 37,192,907